Redeemable Preferred Stock - Summary Of Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	May 09, 2012	Oct. 31, 2011
Temporary Equity [Line Items]
Shares Authorized	49,808,646	49,808,646
Shares Issued	44,180,461
Value of Outstanding Shares Based on Series B Original Issuance Price	$ 311,975
Accumulated Dividends	38,819
Liquidation Value	350,794
Shares outstanding	44,180,461
Series B One Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	9,365,258
Shares Issued	6,993,977
Conversion Rate	1
Value of Outstanding Shares Based on Series B Original Issuance Price	26,722
Accumulated Dividends	4,497
Liquidation Value	31,219
Shares outstanding	6,993,977
Series B 2 Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	28,964,412
Shares Issued	26,846,339
Conversion Rate	1
Value of Outstanding Shares Based on Series B Original Issuance Price	125,128
Accumulated Dividends	19,715
Liquidation Value	144,843
Shares outstanding	26,846,339
Series B-3 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	3,125,000	3,125,000
Shares Issued	3,053,747		3,053,747
Conversion Rate	1.0
Value of Outstanding Shares Based on Series B Original Issuance Price	50,000
Accumulated Dividends	4,712
Liquidation Value	54,712
Shares outstanding	3,053,747
Series BB-3 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	6,107,495	6,107,495
Shares Issued	6,107,494		6,107,494
Conversion Rate	1
Value of Outstanding Shares Based on Series B Original Issuance Price	100,000
Accumulated Dividends	9,425
Liquidation Value	109,425
Shares outstanding	6,107,494
Series B-4 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	996,481	996,481
Shares Issued	996,479
Conversion Rate	1.0
Value of Outstanding Shares Based on Series B Original Issuance Price	7,125
Accumulated Dividends	393
Liquidation Value	7,518
Shares outstanding	996,479
Series B-5 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	1,250,000	1,250,000
Shares Issued	182,425
Conversion Rate	1.0
Value of Outstanding Shares Based on Series B Original Issuance Price	3,000
Accumulated Dividends	77
Liquidation Value	$ 3,077
Shares outstanding	182,425